Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 361	$ 5,104	$ (170)	$ 49,312	$ (1,529)	$ 53,078
Comprehensive income:
Net income	0	0	0	5,179	0	5,179
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	(314)	0	0	(314)
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(8)	0	0	(8)
Comprehensive income						4,857
Stock based compensation expense	0	36	0	0	0	36
Sale of treasury stock	0	0	0	(60)	211	151
Cash dividends	0	0	0	(2,033)	0	(2,033)
Balance at Dec. 31, 2010	361	5,140	(492)	52,398	(1,318)	56,089
Comprehensive income:
Net income	0	0	0	5,385	0	5,385
Net unrealized gain/(loss) on securities available-for- sale, net of reclassification and tax effects	0	0	3,037	0	0	3,037
Change in unrealized gain on post retirement benefit, net of reclassification and tax effects	0	0	(9)	0	0	(9)
Comprehensive income						8,413
Stock based compensation expense	0	33	0	0	0	33
Sale of treasury stock	0	0	0	(52)	176	124
Cash dividends	0	0	0	(1,699)	0	(1,699)
Balance at Dec. 31, 2011	$ 361	$ 5,173	$ 2,536	$ 56,032	$ (1,142)	$ 62,960